Other assets (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Summary of detailed information about other assets

	As at March 31,
	2025		2026
Non-current
Prepaid expenses	₹	2,657	₹	4,356
Interest receivable from statutory authorities		1,148		1,062
Deferred contract cost
Costs to obtain contracts (1)		3,277		2,592
Costs to fulfil contracts (2)		378		1,000
	₹	7,460	₹	9,010
Current
Prepaid expenses	₹	16,917	₹	18,929
Balance with GST and other authorities		6,760		7,969
Advance to suppliers		2,323		2,369
Withholding taxes		542		975
Dues from officers and employees		453		415
Defined benefit plan asset, net		472		204
Deferred contract cost
Costs to obtain contracts (1)		1,407		1,903
Costs to fulfil contracts (2)		131		151
Other receivables		123		249
	₹	29,128	₹	33,164
	₹	36,588	₹	42,174

(1)
Costs to obtain contracts amortization of ₹ 1,083, ₹ 1,333 and ₹ 2,558 during the years ended March 31, 2024, 2025 and 2026, respectively.
(2)
Costs to fulfil contracts amortization of ₹ 60, ₹ 83 and ₹ 150 during the years ended March 31, 2024, 2025 and 2026, respectively.